Vessels - Acquisitions and Sales (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Gain/(loss) on sale of vessels	$ 0	$ (801)	$ 0	$ 5,001
Opal Queen [Member]
Property Plant And Equipment [Line Items]
Vessel sale				34,000
Gain/(loss) on sale of vessels				5,802
Vergina I I [Member]
Property Plant And Equipment [Line Items]
Vessel sale				10,925
Gain/(loss) on sale of vessels				(801)
Spyros K [Member]
Property Plant And Equipment [Line Items]
Acquisition of newbuilding Spyros K				$ 73,956